Cover	Jan. 28, 2026
Cover [Abstract]
Entity Registrant Name	AI TECHNOLOGY GROUP INC.
Entity Central Index Key	0001289047
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 28, 2026
Entity File Number	000-1289047
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-1044677
Entity Address Address Line 1	50 W. Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	394-7440
Entity Address Postal Zip Code	89501